PENSION PLANS AND POSTRETIREMENT BENEFITS - Changes in the plans benefit obligations (Details) - Present value of defined benefit - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension defined benefit plans
Disclosure of net defined benefit liability (asset)
Benefit obligations at the beginning of the year	$ 462.5	$ 456.9
Service costs	21.0	24.1
Interest costs	18.1	16.1
Plan participants' contributions	6.0	6.4
Actuarial loss (gain) arising from:
Financial assumptions	83.8	(31.9)
Demographic assumptions	(0.8)
Participant experience	(7.5)	(1.0)
Benefits and settlements paid	(14.5)	(11.2)
Plan amendments and other	1.8	3.1
Benefit obligations at the end of the year	570.4	462.5
Postretirement defined benefit plans
Disclosure of net defined benefit liability (asset)
Benefit obligations at the beginning of the year	50.2	30.1
Service costs	2.1	1.9
Interest costs	1.8	1.7
Actuarial loss (gain) arising from:
Financial assumptions	11.8	29.1
Demographic assumptions		(12.1)
Participant experience	(1.1)
Benefits and settlements paid	(0.7)	(0.5)
Plan amendments and other	(23.3)
Benefit obligations at the end of the year	$ 40.8	$ 50.2